28. OTHER OPERATING INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2019
Other Operating Income Expenses Net Abstract
OTHER OPERATING INCOME (EXPENSES), NET

28           OTHER OPERATING INCOME (EXPENSES), NET

	12.31.19	12.31.18	12.31.17
Income
Recovery of expenses (1)	1,293,623	285,309	119,907
Provision reversal	16,638	27,920	13,428
Scrap sales	12,494	14,724	14,487
Net gains on disposal of investments	4,616	-	-
Tax amnesty program ("PERT")	-	-	147,664
Other	40,921	59,709	87,452
	1,368,292	387,662	382,938

Expenses
Provision for civil and tax risks (2)	(395,389)	(18,013)	(180,773)
Employee participation and bonuses	(269,755)	(47,025)	(101,500)
Expenses with investigations and class action (3)	(284,373)	(78,889)	(78,347)
Demobilization expenses	(48,251)	(14,848)	(44,663)
Insurance claims costs	(19,830)	(9,436)	(25,058)
Net loss from the disposals of property, plant and equipment	(15,402)	(59,633)	(21,178)
Other employees benefits	(13,500)	(25,037)	(33,224)
Costs on business disposed	-	(27,848)	(36,718)
Restructuring	-	(17,781)	(14,933)
Expected credit losses	-	(2,664)	(13,646)
Other	(97,408)	(67,177)	(166,365)
	(1,143,908)	(368,351)	(716,405)
	224,384	19,311	(333,467)

(1)       Includes the effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation base (note 9).

(2)       Includes the effects of the tax contingency on ICMS credit in the basic food basket products (note 22).

(3)       Note 1.2 and 1.3.